Disclosure of currency risk (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2014 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 3,533,611		$ 3,199,686	$ 5,634,601	$ 6,450,308
Restricted cash	771,434		359,172
Receivables	3,376,411		3,430,006
Accounts payable and accrued liabilities	749,865		577,265
Advances from joint venture partners	808,905		$ 341,361
Currency Risk [Member]
Statement [Line Items]
Cash and cash equivalents		$ 2,286,117
Restricted cash		615,636
Receivables		2,442,545
Accounts payable and accrued liabilities		(446,604)
Advances from joint venture partners		(644,497)
Net exposure	$ 5,338,027	$ 4,253,198